Fundrise Income Real Estate Fund, LLC
Schedule of Investments (UNAUDITED)
September 30, 2024

See accompanying notes to schedule of investments.
(Amounts in thousands)
Par/Shares Description Acquisition Date
Value as of
September 30, 2024
Private Real Estate - 81.1%
Equity - 21.9%
Development - 13.4%
N/A Income 1 TRS, LLC | Various locations  (Cost $66,899)
(1)(2)(3)(4)
03/31/22 $ 79,630
Land - 0.6%
N/A FR Fairfax, LLC | Los Angeles, CA  (Cost $3,787)
(1)(2)(3)(4)
01/10/24 $ 3,400
Multifamily - 7.9%
N/A 23Hundred JV LP | Plano, TX  (Cost $4,232)
(2)(3)
03/31/22 $ 7,388
N/A FR MP Brandon Glen JV, LLC | Conyers, GA  (Cost $8,657)
(2)(3)(4)
03/31/22 13,310
N/A Fundrise Insight Two LLC | Arlington, VA  (Cost $1)
(1)(2)(3)(4)
03/31/22 1
N/A Liberty Hills JV, LP | Houston, TX  (Cost $7,031)
(2)(3)
03/31/22 7,449
N/A Luxe JV, LP | Tampa, FL  (Cost $7,670)
(2)(3)
03/31/22 7,812
N/A Presley JV, LP | Charlotte, NC  (Cost $4,852)
(2)(3)
03/31/22 5,032
N/A The View JV LP | Lewisville, TX  (Cost $6,105)
(2)(3)
03/31/22 6,431
Total Multifamily (Cost $38,54 8) $ 47,423
Total Equity (Cost $109,234) $ 130,453
Mezzanine Debt - 2.3%
Multifamily - 2.3%
$ 7,067 RSE Boat Club Investor, LLC | Fort Worth, TX, 10.25% + SOFR, 15.58% PIK,
09/27/25 (Cost $8,775)
(2)(3)(5)(6)
09/27/22 $ 8,758
2,691 RSE Palomino Investor, LLC | Glendale, AZ, 10.25% + SOFR, 15.58% PIK, 08/28/26
(Cost $2,930)
(1)(2)(3)(5)(6)
02/28/23 2,893
1,820 RSE Vista Norte Investor, LLC | Anthem, AZ, 10.25% + SOFR, 15.58% PIK, 06/23/26
(Cost $2,051)
(1)(2)(3)(5)(6)
12/23/22 2,065
Total Multifamily (Cost $13,75 6) $ 13,716
Total Mezzanine Debt (Cost $13,756) $ 13,716
Preferred Equity - 21.8%
Hospitality - 0.4%
$ 2,229 Y Hotel Leveraged Lender, LLC | Pittsburgh, PA, 15.50%, 11/13/19
(Cost $2,229)
(2)(3)(4)(7)
03/31/22 $ 2,150
Multifamily - 21.4%
$ 4,500 Breckenridge Group Springfield Missouri, LLC | Springfield, MO, 13.50%, 01/01/26
(Cost $4,500)
(2)(3)
03/31/22 $ 4,501
6,820 CV Fort Myers Investor, LLC | Fort Myers, FL, 10.50%, 2.50% PIK, 10/08/24
(Cost $9,145)
(2)(3)(6)
03/31/22 9,146
16,393 Encore Narcoossee, LLC | Orlando, FL, 9.85%, 9.85% PIK, 12/29/25
(Cost $19,445)
(2)(3)(6)
06/29/22 19,452
6,835 Fort Myers Reef Holdings, LLC | Fort Myers, FL, 10.90%, 4.07% PIK, 09/01/28
(Cost $9,387)
(1)(2)(3)(6)
03/31/22 9,411
3,752 Fundrise Busbee Investor, LLC | Asheville, NC, 15.00%, 11.00% PIK, 12/04/28
(Cost $4,164)
(1)(2)(3)(6)
12/04/23 4,365
1,538 Fundrise East Village Investor I, LLC | Roswell, GA, 14.25%, 14.25% PIK, 04/23/27
(Cost $1,638)
(1)(2)(3)(6)
04/24/24 1,641
9,161 Fundrise Gainesville Investor I, LLC | Gainesville, FL, 13.00%, 13.00% PIK, 09/21/25
(Cost $10,332)
(2)(3)(6)
11/01/23 10,337
884 Fundrise Highlands Investor I, LLC | Knoxville, TN, 15.50%, 11.50% PIK, 02/09/27
(Cost $931)
(1)(2)(3)(6)
02/09/24 949
3,684 Fundrise Mont Belvieu Investor I, LLC | Baytown, TX, 13.50%, 13.50% PIK, 09/26/28
(Cost $3,691)
(2)(3)(6)
09/26/24 3,691
8,403 Fundrise PB Investor I, LLC | Palm Bay, FL, 13.00%, 13.00% PIK, 04/08/25
(Cost $9,522)
(1)(2)(3)(6)
10/19/23 9,522
10,960 Fundrise PSL Investor I, LLC | Port St. Lucie, FL, 13.00%, 13.00% PIK, 02/05/25
(Cost $12,299)
(1)(2)(3)(6)
11/15/23 12,300
7,286 Fundrise VB Investor I, LLC | Vero Beach, FL, 13.00%, 13.00% PIK, 07/05/25
(Cost $8,177)
(1)(2)(3)(6)
11/15/23 8,177
4,160 RSE Daytona Investor I, LLC | Daytona Beach, FL, 13.50%, 13.50% PIK, 02/05/26
(Cost $4,815)
(1)(2)(3)(6)
02/09/23 4,818
1,800 RSE Thompson Reserve Investor I, LLC | Scottsdale, AZ, 13.85%, 10.35% PIK,
05/11/26 (Cost $1,963)
(1)(2)(3)(6)
05/09/23 1,965
15,600 SFR Reflections I, LLC | Sunrise, FL, 10.10%, 12/01/30 (Cost $15,600)
(2)(3)
03/31/22 15,639

Fundrise Income Real Estate Fund, LLC
Schedule of Investments (UNAUDITED) (Continued)
September 30, 2024

See accompanying notes to schedule of investments.
Par/Shares Description Acquisition Date
Value as of
September 30, 2024
Multifamily - 21.4% (continued)
$ 10,730 WP Walcott Hackensack Sub, LLC | Hackensack, NJ, 14.00%, 9.00% PIK, 01/29/25
(Cost $11,419)
(2)(3)(6)
03/31/22 $ 11,419
Total Multifamily (Cost $127,028 ) $ 127,333
Total Preferred Equity (Cost $129,257) $ 129,483
Promissory Notes - 31.0%
Development - 31.0%
$ 2,447 FR Arbor Place, LLC | Douglasville, GA, 9.50%, 07/21/29 (Cost $2,447)
(1)(2)(3)
03/31/22 $ 2,443
28,160 FR Beeson, LLC | Katy, TX, 8.50%, 08/27/29 (Cost $28,160)
(1)(2)(3)
03/31/22 28,579
8,258 FR Berry Creek, LLC | Georgetown, TX, 9.50%, 03/09/30 (Cost $8,258)
(1)(2)(3)
03/31/22 8,198
11,224 FR Cade's Bluff, LLC | Mt. Juliet, TN, 9.50%, 09/23/30 (Cost $11,224)
(1)(2)(3)
09/23/22 11,231
7,694 FR Castlewood, LLC | Taylor, TX, 9.00%, 05/02/30 (Cost $7,694)
(1)(2)(3)
05/02/22 7,621
10,519 FR Crescent Mills, LLC | Smithfield, NC, 9.00%, 05/03/30 (Cost $10,519)
(1)(2)(3)
05/03/22 10,434
4,422 FR Eastwood, LLC | Jarrell, TX, 9.00%, 11/17/29 (Cost $4,422)
(1)(2)(3)
03/31/22 4,403
4,954 FR Holmes, LLC | Myrtle Beach, SC, 8.00%, 05/27/30 (Cost $4,954)
(1)(2)(3)
05/27/22 4,886
16,982 FR Legacy Hills, LLC | Celina, TX, 8.50%, 07/29/30 (Cost $16,982)
(1)(2)(3)
07/29/22 16,896
11,462 FR Meadow Park, LLC | Melissa, TX, 9.50%, 09/01/29 (Cost $11,462)
(1)(2)(3)
03/31/22 11,397
5,847 FR Providence Gardens, LLC | Davenport, FL, 8.50%, 02/24/30 (Cost $5,847)
(1)(2)(3)
03/31/22 5,827
29,402 FR Tom Miller, LLC | Bethlehem, GA, 9.00%, 06/14/30 (Cost $29,402)
(1)(2)(3)
06/15/22 29,213
11,668 FR Trailside, LLC | Mount Dora, FL, 8.50%, 08/22/30 (Cost $11,668)
(1)(2)(3)
08/22/22 11,564
1,188 FR Vaughn Farms, LLC | Conyers, GA, 10.50%, 04/13/29 (Cost $1,188)
(1)(2)(3)
03/31/22 1,188
3,666 FR Washington Street, LLC | Covington, GA, 9.00%, 11/15/29 (Cost $3,666)
(1)(2)(3)
03/31/22 3,654
18,126 FR Willow Landing, LLC | Nashville, TN, 9.50%, 09/13/30 (Cost $18,126)
(1)(2)(3)
09/13/22 18,150
193 FR Wilsons Walk, LLC | Clayton, NC, 9.00%, 10/04/29 (Cost $193)
(1)(2)(3)
03/31/22 191
9,442 FR Wong Tract, LLC | Austin, TX, 8.50%, 08/31/30 (Cost $9,442)
(1)(2)(3)
08/31/22 9,439
Total Development (Cost $185,654 ) $ 185,314
Total Promissory Notes (Cost $185,654) $ 185,314
Senior Debt - 4.1%
Land - 4.1%
$ 3,000 4927 Washington, LLC | Los Angeles, CA, 12.90%, 04/19/22 (Cost $3,000)
(2)(3)(4)(7)
03/31/22 $ 3,000
19,255 The Station East Owner II, LLC | Union City, CA, 13.75%, 11/20/25 (Cost $19,255)
(2)(3)
03/31/22 19,284
2,130 The Station East Owner III, LLC | Union City, CA, 16.00%, 03/16/25
(Cost $2,130)
(1)(2)(3)
05/16/23 2,130
Total Land (Cost $24,385 ) $ 24,414
Total Senior Debt (Cost $24,385) $ 24,414
Total Private Real Estate (Cost $462,286) $ 483,380
Commercial Mortgage-Backed Securities - 10.7%
Non-U.S. Government Agency Issues - 10. 7%
$ 10,000 ARES Commercial Mortgage Trust 2024-IND (D Class), 2.89% + SOFR, 07/15/26
(5)(8)
$ 10,029
10,000 ARES Commercial Mortgage Trust 2024-IND (E Class), 3.94% + SOFR, 07/15/26
(5)(8)
10,014
10,000 ARES Commercial Mortgage Trust 2024-IND2 (E Class), 3.44% + SOFR, 10/15/29
(5)(8)
9,975
2,000 BMP 2024-MF23 (D Class), 2.39% + SOFR, 06/15/26
(5)(8)
1,997
3,000 BX Commercial Mortgage Trust 2024-AIR2 (D Class), 2.79% + SOFR, 10/15/26
(5)(8)
3,009
15,264 BX Commercial Mortgage Trust 2024-AIRC (D Class), 3.09% + SOFR, 08/15/26
(5)(8)
15,330
10,000 DBGS Mortgage Trust 2024-SBL (C Class), 2.99% + SOFR, 08/15/26
(5)(8)
10,026
3,500 LBA Trust 2024-7IND (D Class), 2.64% + SOFR, 10/15/29
(5)(8)
3,510
Total Commercial Mortgage-Backed Securities (Cost $63,605) $ 63,890
Residential Mortgage-Backed Securities - 7.5%
Non-U.S. Government Agency Issues - 7. 5%
$ 14,067 Bridge 2022-SFR1 Trust (E1 Class), 6.30%, 11/17/25
(8)
$ 13,808
3,254 New Residential Mortgage Loan Trust 2022-SFR2 (E2 Class), 4.00%, 09/04/27
(8)
2,968
22,000 New Residential Mortgage Loan Trust 2022-SFR2 (F Class), 4.00%, 09/04/27
(8)
19,665
7,745 Progress Residential 2022-SFR7 Trust (E1 Class), 6.75%, 10/27/27
(8)
7,892
Total Residential Mortgage-Backed Securities (Cost $42,931) $ 44,333
Short-Term Investments - 3.8%
22,692 Allspring Government Money Market Fund, Select Class, 4.97%
(9)
$ 22,692
93 Federated Hermes Government Obligations Fund, Administrative Shares, 4.54%
(9)
93
Total Short-Term Investments (Cost $22,785) $ 22,785
Total investments, at value - 103.1% (Cost $591,607) $ 614,388
Liabilities in excess of other assets - (3.1)% (18,233)
Total Net Assets - 100.0% $ 596,155

Fundrise Income Real Estate Fund, LLC
Schedule of Investments (UNAUDITED) (Continued)
September 30, 2024

See accompanying notes to schedule of investments.
LLC Limited Liability Company
LP Limited Partnership
(1)
Investment in an affiliate. See Note 2, Summary of Significant Accounting Policies for additional information.
(2) Investments classified as Level 3 within the three-tier fair value hierarchy. See the accompanying notes to the schedule of investments for an explanation of this hierarchy, as well as a list of significant unobservable inputs used in the valuation of these instruments.
(3)
Restricted security. The aggregate value of restricted securities at September 30, 2024 is approximately $483,380 (amount in thousands) and represents
81.1% of net assets.
(4) Non-income producing investment.
(5) This investment has a floating interest rate. Coupon rate, reference index and spread shown at September 30, 2024.
(6) Rate disclosed for investments with payment in kind (PIK) interest. The PIK interest, computed at the contractual rate specified in each loan agreement, is added to the principal balance of the investment, rather than being paid in cash, and is recorded as interest income. Thus, the actual collection of PIK interest may be deferred until the time of debt principal repayment.
(7) As of September 30, 2024, this investment had incurred an event of default due to non-payment of outstanding principal and contractual interest, and is non-
accrual. The real estate investment is secured by the underlying property.
(8) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold to qualified institutional buyers in transactions exempt from registration. The aggregate value of these securities at September 30, 2024 is approximately $108,223 (amount in thousands) and represents 18.2% of net assets.
(9) Rate disclosed is representative of the seven-day effective yield as of September 30, 2024.

Fundrise Income Real Estate Fund, LLC
Notes to Schedule of Investments (UNAUDITED)
September 30, 2024

1. Formation and Organization
Fundrise Income Real Estate Fund, LLC (the “Fund” or the “Registrant”) is a Delaware limited liability company and has elected to be taxed as a real estate investment trust (a “REIT”) for U.S. federal income tax purposes under Part II of Subchapter M of Chapter 1 of the Internal Revenue Code of 1986, as amended (the “Code”), commencing with its taxable year ending December 31, 2022, and intends to continue to operate as such. The Fund is organized as a continuously offered, non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), that operates as an interval fund. The Fund’s registration statement was declared effective on February 3, 2022. The Fund commenced investment operations on April 1, 2022, following a tax-free reorganization on March 31, 2022.
The Fund’s investment objective is to seek current income from which to pay attractive, consistent cash distributions while preserving capital. Generally, the Fund’s investment strategy is to invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in residential and commercial real estate, the securities of real estate and real estate-related issuers, and real estate-related loans or other real estate-related debt securities.
The investment adviser to the Fund is Fundrise Advisors, LLC (the “Adviser”), an investment adviser registered with the U.S.
Securities and Exchange Commission (“SEC”) under the Investment Advisers Act of 1940, as amended. The Adviser is a wholly-
owned subsidiary of Rise Companies Corp. (“Rise Companies” or the “Sponsor”), the Fund’s sponsor. Subject to the supervision of the Board of Directors of the Fund (the “Board”), the Adviser is responsible for directing the management of the Fund’s business and affairs, managing the Fund’s day-to-day affairs, and implementing the Fund’s investment strategy.
2. Summary of Significant Accounting Policies
Valuation Oversight
Pursuant to SEC Rule 2a-5 under the 1940 Act, the Board has approved the Adviser as the Fund’s Valuation Designee (“Valuation
Designee”), to provide administration and oversight of the Fund’s valuation policies and procedures. The Fund values its investments in accordance with such procedures. Generally, portfolio securities and other assets for which market quotations are readily available are valued at market value, which is ordinarily determined on the basis of official closing prices or the last reported sales prices. If market quotations are not readily available or are deemed unreliable, the Fund will use the fair value of the securities or other assets as determined by the Adviser in good faith, taking into consideration all available information and other factors that the Adviser deems pertinent, in each case subject to the overall supervision and responsibility of the Board.
In calculating the Fund’s net asset value (“NAV”), the Adviser, subject to the oversight of the Board, uses various valuation methodologies. To the extent practicable, the Adviser generally endeavors to maximize the use of observable inputs and minimize the use of unobservable inputs by requiring that the most observable inputs are to be used when available. The availability of valuation techniques and observable inputs can vary from investment to investment and are affected by a wide variety of factors.
When valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment, and may involve alternative methods to obtain fair values where market prices or market-based valuations are not readily available. As a result, the Adviser may exercise a higher degree of judgment in determining fair value for certain securities or other assets.
Fair Value Measurement
The following is a current summary of certain methods generally used to value investments of the Fund under the Fund’s valuation procedures:
The Fund applies FASB ASC Topic 820, Fair Value Measurement, as amended, which establishes a framework for measuring fair value in accordance with U.S. GAAP and required disclosures of fair value measurement. U.S. GAAP defines the fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.
The Fund determines the fair value of certain investments in accordance with the fair value hierarchy that requires an entity to maximize the use of observable inputs. The fair value hierarchy includes the following three levels based on the objectivity of the inputs, which were used for categorizing the assets or liabilities for which fair value is being measured and reported:

Fundrise Income Real Estate Fund, LLC
Notes to Schedule of Investments (UNAUDITED)(CONTINUED)
September 30, 2024

Level 1 – Quoted market prices in active markets for identical assets or liabilities.
Level 2 – Significant other observable inputs (e.g., quoted prices for similar items in active markets, quoted prices for identical or similar items in markets that are not active, inputs other than quoted prices that are observable such as interest rate and yield curves, and market-corroborated inputs).
Level 3 – Valuation generated from model-based techniques that use inputs that are significant and unobservable in the market. These unobservable assumptions reflect estimates of inputs that market participants would use in pricing the asset or liability. Valuation techniques may include use of discounted cash flow methodologies or similar techniques, which incorporate management’s own estimates of assumptions that market participants would use in pricing the instrument or other valuation assumptions that require significant management judgment or estimation.
The Fund’s real estate equity investments are typically fair valued based on a discounted cash flow, direct capitalization method or other income approach, or by a sales comparison or cost approach. The Fund accounts for properties at the individual property level and such assets are fair valued using inputs that consider property-level data that is gathered and evaluated periodically to reflect new information (e.g., rental payment history) regarding the property.
Properties held through joint ventures generally will be valued in a manner that is consistent with the methods described above.
Once the value of a property held by the joint venture is determined and the Fund determines the fair value of any other assets and liabilities of the joint venture, the value of the Fund’s interest in the joint venture is then determined.
The Fund’s real estate debt investments in loans, including preferred equity, senior loans, mezzanine loans, and promissory notes, are generally fair valued by the yield or equity method via a discounted cash flow analysis that uses current market rates derived from observable market data.
Investments in registered investment companies, including money market funds, are valued at the NAV as of the close of each business day. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy.
Fixed income securities are valued by an outside pricing service overseen by the Valuation Designee. The pricing service employs a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Valuation Designee, in accordance with the valuation policy and procedures approved by the Board. To the extent these securities are actively traded, they are categorized in Level 2 of the fair value hierarchy.
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may differ significantly from the values that would have been used had a readily available market value existed for such investments, and the differences could be material.
The following is a summary of the Fund’s assets measured at fair value on a recurring basis as of September 30, 2024 , and indicates the fair value hierarchy of the inputs utilized by the Fund to determine such fair value (amounts in thousands) :
The following is a summary of quantitative information about the significant unobservable inputs of the Fund’s Level 3 investments as of September 30, 2024 (amounts in thousands) . The weighted average range of unobservable inputs is based on the fair value of investments. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of
Level 1 Level 2 Level 3 Total
Private Real Estate Equity $ – $ – $ 130,453 $ 130,453
Private Real Estate Mezzanine Debt – – 13,716 13,716
Private Real Estate Preferred Equity – – 129,483 129,483
Private Real Estate Promissory Notes – – 185,314 185,314
Private Real Estate Senior Debt – – 24,414 24,414
Commercial Mortgage-Backed Securities – 63,890 – 63,890
Residential Mortgage-Backed Securities – 44,333 – 44,333
Short-Term Investments 22,785 – – 22,785
Total Investments $ 22,785 $ 108,223 $ 483,380 $ 614,388

Fundrise Income Real Estate Fund, LLC
Notes to Schedule of Investments (UNAUDITED)(CONTINUED)
September 30, 2024

significance. The tables are not intended to be all-inclusive but instead capture the significant unobservable inputs relevant to the
Fund’s determination of fair value.
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands) :
Affiliated Investments
The Fund invests in one or more affiliated entities. As of September 30, 2024, the investments in affiliates consist of investments in real estate investment vehicles used to acquire, hold, and finance multifamily properties and land for future development. The affiliated investment vehicles have not been registered under the Securities Act of 1933, as amended, and thus are subject to restrictions on resale.
As defined in the 1940 Act, an investment is deemed to be a “Majority Owned Subsidiary” of a fund when a fund owns, either directly or indirectly, 50% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund.
Investment Fair Value Valuation Technique Unobservable Input
Range (Weighted
Average)
Impact to
Valuation from an
Increase in Input
(1)
Private Real Estate Equity $ 130,453 Direct Capitalization Capitalization Rate
(2)
5.0% - 6.0% (5.4%) Decrease
Discounted Cash Flow Discount Rate
(2)
8.5% - 11.8% (10.4%) Decrease
Sales Comparison Approach Price Per Unit ($) $83 - $156 ($119) Increase
Private Real Estate Mezzanine Debt 13,716 Discounted Cash Flow Discount Rate 15.5% Decrease
Private Real Estate Preferred Equity 129,483 Discounted Cash Flow Discount Rate 9.9% - 18.0% (12.2%) Decrease
Liquidation Approach Price Per Unit ($) $102 - $226 ($161) Increase
Recent Transaction Transaction Price N/A Increase
Private Real Estate Promissory Notes 185,314 Discounted Cash Flow Discount Rate 8.5% - 10.5% (9.5%) Decrease
Private Real Estate Senior Debt 24,414 Discounted Cash Flow Discount Rate 12.0% - 15.0% (12.3%) Decrease
Total Investments
$ 483,380
(1) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.
(2) Represents the significant unobservable inputs used to fair value the financial instruments of the joint ventures. The fair value of such financial instruments is the largest component of the valuation of each joint venture as a whole.
Private Real
Estate Equity
Private Real
Estate Mezzanine
Debt
Private Real
Estate Preferred
Equity
Private Real
Estate Promissory
Notes
Private Real
Estate Senior
Debt Total
Balance as of December 31, 2023 $ 113,047 $ 29,175 $ 106,723 $ 194,225 $ 36,750 $ 479,920
Purchases 11,119
(1)
3,248 15,962 59,500 – 89,829
PIK interest – 2,370 8,499 – – 10,869
Realized gain (loss) – – – – (85) (85)
Net change in unrealized appreciation/
depreciation 6,287 (18) 184 785 (8) 7,230
Sales – (21,059) (1,885) (69,196) (12,243)
(1)
(104,383)
Transfers into Level 3 – – – – – –
Transfers out of Level 3 – – – – – –
Balance as of September 30, 2024 $ 130,453 $ 13,716 $ 129,483 $ 185,314 $ 24,414 $ 483,380
Net change in unrealized appreciation/
depreciation for the nine months ended
September 30, 2024 related to Level 3
investments held at September 30, 2024 $ 6,287 $ (46) $ 184 $ 505 $ (9) $ 6,921
(1) Includes in-kind transactions.

Fundrise Income Real Estate Fund, LLC
Notes to Schedule of Investments (UNAUDITED)(CONTINUED)
September 30, 2024

During the nine months ended September 30, 2024, investments in affiliates were as follows (amounts in thousands) :
Majority Owned Subsidiary Investments
Balance
as of
December
31, 2023
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gain (Loss)
and Capital
Gain
Distributions
PIK
Interest
Income
Change in
Unrealized
Appreciation/
Depreciation
Balance as of
September 30,
2024
Total
Dividend
Income
Equity
Income 1 TRS, LLC $ 69,848 $ 5,600 $ – $ – $ – $ 4,182 $ 79,630 $ –
FR Fairfax, LLC – $ 3,787
(1)
– – – (387) 3,400 –
Total
$ 69,848 $ 9,387 $ – $ – $ – $ 3,795 $ 83,030 $ –
(1) Includes in-kind transactions.
Non-Controlled Affiliated Investments
Balance
as of
December
31, 2023
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gain (Loss)
and Capital
Gain
Distributions
PIK
Interest
Income
Change in
Unrealized
Appreciation/
Depreciation
Balance as of
September 30,
2024
Total
Interest
Income
Equity
Fundrise Insight Two, LLC
(1)
$ 1 $ – $ – $ – $ – $ – $ 1 $ –
Mezzanine Debt
RSE Palomino Investor, LLC
(1)
802 1,912 – – 216 (37) 2,893 219
RSE Vista Norte Investor, LLC
(1)
485 1,336 – – 230 14 2,065 233
Preferred Equity
Fort Meyers Reef Holdings, LLC
(1)
9,009 – – – 405 (3) 9,411 769
Fundrise Busbee Investor, LLC
(1)
3,631 152 – – 381 201 4,365 525
Fundrise East Village Investor I, LLC
(1)
– 1,538 – – 100 3 1,641 101
Fundrise Highlands Investor I, LLC
(1)
– 884 – – 47 18 949 64
Fundrise PB Investor I, LLC
(1)
8,634 – – – 892 (4) 9,522 892
Fundrise PSL Investor I, LLC
(1)
11,152 – – – 1,152 (4) 12,300 1,152
Fundrise VB Investor I, LLC
(1)
7,414 – – – 767 (4) 8,177 767
RSE Daytona Investor I, LLC
(1)
2,880 1,473 – – 468 (3) 4,818 468
RSE Thompson Reserve Investor I, LLC
(1)
577 1,251 – – 136 1 1,965 181
Promissory Notes
FR Arbor Place, LLC 3,577 – (1,140) – – 6 2,443 214
FR Beeson, LLC 28,177 – – – – 402 28,579 1,795
FR Berry Creek, LLC 11,628 – (3,475) – – 45 8,198 758
FR Berry Hills, LLC 8,093 – (8,135) – – 42 – 332
FR Cade’s Bluff, LLC 5,732 5,500 – – – (1) 11,231 419
FR Castlewood, LLC 1,278 6,400 – – – (57) 7,621 409
FR Clinton Corner, LLC 1,291 – (1,288) – – (3) – 13
FR Crescent Mills, LLC 11,398 4,200 (5,196) – – 32 10,434 796
FR Eastwood, LLC 9,689 – (5,317) – – 31 4,403 486
FR Holmes, LLC 5,492 4,400 (5,000) – – (6) 4,886 416
FR Legacy Hills, LLC 7,611 9,300 – – – (15) 16,896 700
FR Meadow Park, LLC 11,367 – – – – 30 11,397 817
FR Providence Gardens, LLC 9,437 – (3,627) – – 17 5,827 450
FR Swope LB, LLC 16,937 – (17,162) – – 225 – 828
FR Swope LH, LLC 12,904 – (12,920) – – 16 – 659
FR Tom Miller, LLC 16,165 15,000 (2,000) – – 48 29,213 1,655
FR Trailside, LLC 4,207 7,400 – – – (43) 11,564 380
FR Vaughn Farms, LLC 2,127 – (936) – – (3) 1,188 128
FR Washington Street, LLC 5,040 – (1,400) – – 14 3,654 321
FR Willow Landing, LLC 12,445 7,300 (1,600) – – 5 18,150 940
FR Wilsons Walk, LLC 191 – – – – – 191 13
FR Wong Tract, LLC 9,439 – – – – – 9,439 602
Senior Debt
The Station East Owner III, LLC 3,920 – (1,790) – – – 2,130 478
Total
$ 242,730 $ 68,046 $ (70,986) $ – $ 4,794 $ 967 $ 245,551 $ 18,980

Fundrise Income Real Estate Fund, LLC
Notes to Schedule of Investments (UNAUDITED)(CONTINUED)
September 30, 2024

(1) Investment represents a co-investment arrangement, in which the Fund co-invested alongside an affiliate of the Fund, including those of the Adviser
(“Real Estate Co-Investment Joint Ventures”). This arrangement is pursuant to the terms and conditions of the exemptive order issued by the SEC to the Fund, allowing the Fund to co-invest alongside certain entities affiliated with or managed by the Adviser. The Fund’s investments in real estate through the securities of a Real Estate Co-Investment Joint Ventures with its affiliates is subject to the requirements of the 1940 Act and terms and conditions of an exemptive order the Fund received from the SEC allowing the Fund and/or the Real Estate Co-Investment Joint Ventures
to co-invest alongside certain entities affiliated with or managed by the Adviser (REITs (each, an “eREIT®”) or other non-REIT compliant real estate-related funds). The exemptive order from the SEC imposes extensive conditions on the terms of any co-investment made by an affiliate of the Fund. The Fund has adopted procedures reasonably designed to ensure compliance with the exemptive order and the Board also oversees risk relative to such compliance.